Sep. 17, 2025
BNY Mellon National Short-Term Municipal Bond Fund | BNY Mellon National Short-Term Municipal Bond Fund

The following information is added as the second to last paragraph in the section “Fund Summary – Principal Investment Strategy” in the prospectus for each of BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, and BNY Mellon Massachusetts Intermediate Municipal Bond Fund:

The fund’s portfolio manager(s) focus on identifying undervalued sectors and securities. To select municipal bonds for the fund, the fund’s portfolio manager(s) use fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. The fund’s portfolio manager(s) actively trade among various sectors and securities based on their apparent relative values. The fund seeks to invest in several different sectors and may overweight a particular sector depending on each sector’s relative value at a given time.

BNY MELLON FUNDS TRUST

BNY Mellon Bond Fund
BNY Mellon Intermediate Bond Fund
BNY Mellon Corporate Bond Fund
BNY Mellon National Intermediate Municipal Bond Fund
BNY Mellon National Short-Term Municipal Bond Fund
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
BNY Mellon Municipal Opportunities Fund
BNY Mellon Asset Allocation Fund
(each, a “fund” and collectively, the “funds”)

Supplement to Current Prospectus

In connection with an internal realignment of certain investment personnel at BNY Mellon Investment Adviser, Inc. (“BNYIA”), each fund’s investment adviser, and BNY Wealth, effective on or about October 1, 2025 (the “Effective Date”), the portfolio managers responsible for managing each fund’s investments (with respect to BNY Mellon Asset Allocation Fund, only the portfolio manager responsible for managing the portion of the fund’s assets allocated to individual fixed-income securities) as employees of BNYIA will become employees of Insight North America LLC (“INA”), an affiliate of BNYIA, and will no longer be employees of BNYIA or BNY Wealth. To enable these portfolio managers to continue to manage the funds’ respective investments after the Effective Date, BNYIA engaged INA, effective as of the Effective Date, to serve as each fund’s sub-adviser, pursuant to a sub-investment advisory agreement between BNYIA and INA (the “Sub-Advisory Agreement”) approved by the Board of Trustees of BNY Mellon Funds Trust. As sub-adviser to each fund, INA will provide the day-to-day management of the respective fund’s portfolio assigned to INA, subject to BNYIA’s supervision and approval.

Each fund’s portfolio managers who are currently responsible for the day-to-day management of the fund’s investments will continue to manage the fund’s investments as of the Effective Date, albeit as employees of INA instead of BNYIA. It is currently anticipated that there will be no material changes to a fund’s investment objective, strategies or policies, no reduction in the nature, extent or quality of services provided to the fund, and no increase in the management fee payable by the fund as a result of the engagement of INA as the fund’s sub-adviser. As to each fund, BNYIA (and not the fund) will pay INA a monthly sub-investment advisory fee, pursuant to the Sub-Advisory Agreement.